Other long-term investments - Summary of Movement of Other Long-term Investments and Prepayments for Long-term Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Other long-term investments
Balance at the beginning of year	$ 2,970
Disposal during the year	(1,936)
Impairment	$ (1,034)